Employees' Emoluments (Tables)	12 Months Ended
Dec. 31, 2019
Employees' Emoluments [Abstract]
Schedule of emoluments paid or payable to the directors

	Year ended December 31,
	2019	2018	2017

Salaries and other short-term benefits	2,086,041	2,637,752	2,476,506
Defined contribution benefit schemes	290,414	205,499	189,621
Total employee benefits expense (including directors' emoluments)	2,376,454	2,843,251	2,666,127